Intangible Assets	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
Intangible Assets

NOTE 8 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2017 and December 31, 2016 consisted of the following:

Navios Partners

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Additions	—	(15,861)	(15,861)
Accelerated amortization	(44,072)	23,546	(20,526)

Favorable lease terms December 31, 2016	$83,716	$(64,764)	$18,952
Additions	—	(10,872)	(10,872)

Favorable lease terms December 31, 2017	$83,716	$(75,636)	$8,080

Amortization expense of favorable lease terms for the years ended December 31, 2017, 2016 and 2015 is presented in the following table:

	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015
Favorable lease terms	$(10,872)	$ (15,861)	$(18,716)
Acceleration of favorable lease terms	—	(20,526)	—

Total	$(10,872)	$(36,387)	$(18,716)

The aggregate amortization of the intangibles for the 12-month period ended December 31 is estimated to be as follows:

Year	Amount
2018	$3,748
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	834

$8,080

As of December 31, 2016, Navios Partners accelerated $20,526 of amortization of the Navios Luz and the Navios Buena Ventura favorable lease intangibles due to a change in their useful life following the termination of the Charter Party and early re-delivery of the vessels from Hanjin Shipping Co. on September 13, 2016.

As of December 31, 2015, acquisition cost and accumulated amortization, each amounting to $31,199, was written-off as the intangible asset associated with the favorable lease that was fully amortized for the Navios Fulvia.

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives were 10.0 years for favorable lease terms charter out, at inception.

Navios Containers

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms June 8, 2017	$26,662	$—	$26,662
Additions	—	(5,564)	(5,564)
Navios Containers’ deconsolidation	(26,662)	5,564	(21,098)

Favorable lease terms August 29, 2017	$—	$—	$—

On May 25, 2017, Navios Partners purchased five container vessels and the charter out contracts from Rickmers Trust (see Note 7 – Vessels, net). Favorable lease terms recognized through this transaction amounted to $27,457 and were related to the acquisition of the rights on the time charter-out contracts of the vessels.